Accrued maintenance liability (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Movement in Accrued Maintenance Liability [Roll Forward]
Accrued maintenance liability at beginning of period	$ 2,237,494	$ 2,461,799
Maintenance payments received	358,694	362,801
Maintenance payments returned	(206,456)	(276,144)
Release to income upon sale	(64,066)	(169,678)
Release to income other than upon sale	(87,061)	(113,184)
Lessor contribution, top ups and other	4,148	(12,803)
Accrued maintenance liability at end of period	$ 2,242,753	$ 2,252,791